Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2018		December 31, 2019		December 31, 2020
Recoverable taxes:
IMPAC	Ps.	57,759	Ps.	39,186	Ps.	24,338
ISR		40,492		98,742		479,032
IVA		28,729		35,508		350,536
Business flat tax (IETU)		3,399		1,929		1,929
Withholding taxes		22,362		43,130		200,393
Corporation taxes		66,338		71,599		15,329
Other		1,065		1,481		1,298
	Ps.	220,144	Ps.	291,575	Ps.	1,072,855

Summary of Income Tax Expense (Benefit)	Income Tax – Income tax expense (benefit) for the years ended December 31, 2018, 2019 and 2020 consists of the following:

	2018		2019		2020
ISR:
Current	Ps.	2,117,491	Ps.	2,055,783	Ps.	722,474
Deferred		(248,450)		(164,340)		(255,407)
	Ps.	1,869,041	Ps.	1,891,443	Ps.	467,067

Schedule of Effective Tax Rate	Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2018, 2019 and 2020 is shown below:

	%	2018		%		2019	%	2020
Income before income taxes		Ps.	7,007,672		Ps.	7,346,185		Ps.	2,385,770
Income tax by applying the weighted average statutory rate (1)	30.0%		2,102,302	30.0%		2,203,856	30.0%		715,731
Effects of inflation over monetary assets	(3.9)%		(271,601)	(3.5)%		(260,249)	(3.5)%		(255,946)
(Unrecognized) applied tax loss carryforwards	0.8%		57,733	0.8%		61,953	0.8%		48,041
Derecognition of deferred tax asset	0.9%		60,115	—		—	—		—
Tax rate change in border area	0.3%		19,391	(0.1)%		(10,332)	(0.1)%		45,220
Employee benefits	(0.1%)		(603)	(0.1%)		(9,586)	(0.1%)		(3,127)
Cancellation of recoverable tax on assets - undue payments	(0.8)%		(54,444)	—		—	—		—
Other	(0.6)%		(43,852)	(1.3)%		(94,199)	(1.3)%		(82,852)
Effective tax rate	26.6%	Ps.	1,869,041	25.8%	Ps.	1,891,443	25.8%	Ps.	467,067

(1)

The tax rate used for the 2018, 2019 and 2020 previous reconciliations above is the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.

Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability

The assets for deferred taxes belong to Mexico subsidiaries:

	December 31, 2018		December 31, 2019		December 31, 2020
Deferred ISR asset (liability):
Expected credit loss	Ps.	10,636	Ps.	10,831	Ps.	29,478
Machinery and equipment		46,723		50,590		56,298
Improvements to concession assets		567,497		605,052		657,472
Airport concessions and rights to use airport facilities		4,592,116		4,654,502		4,691,382
Other acquired rights		139,268		143,596		146,980
Derivative financial instruments		(39,492)		82,370		225,548
Other assets		445		449		315
Tax loss carryforwards		113,257		51,304		95,886
Employee benefits		27,805		30,373		41,447
Accruals		14,024		19,877		21,557
Deferred income tax asset	Ps.	5,472,279	Ps.	5,648,944	Ps.	5,966,363

The net deferred income tax liability corresponds to the subsidiaries in Jamaica:

	December 31, 2018		December 31, 2019		December 31, 2020
Deferred tax (liability) asset:
Trade receivables	Ps.	(820)	Ps.	(1,169)	Ps.	(881)
Machinery, equipment and improvements on leased assets		(96,496)		(76,881)		(75,262)
Improvements to concession assets		(1,905)		(1,712)		(1,731)
Airport concessions		(700,168)		(615,751)		(590,401)
Accruals		14,458		13,604		12,796
Deferred tax liability	Ps.	(784,931)	Ps.	(681,909)	Ps.	(655,479)

Schedule of Unrecognized Deferred Income Tax Assets
f.	Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position are comprised of the following items of the Mexican Companies:

	December 31, 2018		December 31, 2019		December 31, 2020
Tax loss carryforwards	Ps.	235,475	Ps.	269,898	Ps.	306,332
Deductible tax temporary difference		98,929		102,342		106,187
	Ps.	334,404	Ps.	372,240	Ps.	412,519

Summary of Deferred Income Tax from Tax Loss Carryforwards	Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Aguascalientes, Los Mochis, Morelia, Manzanillo, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable in Grupo Aeroportuario del Pacífico, S.A.B. de C.V. With respect to tax legislation relating to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2026. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.
	December 31, 2018		December 31, 2019		December 31, 2020
Tax loss carryforwards	Ps.	1,162,441	Ps.	1,070,673	Ps.	1,340,729
Unrecognized tax loss carryforwards		(784,917)		(899,659)		(1,021,106)
Recognized tax loss carryforwards	Ps.	377,524	Ps.	171,014	Ps.	319,623

Summary of Reconciliation of Changes in Deferred Tax Assets

	Balance as of January 1, 2018		Effects of profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	7,209	Ps.	3,427	Ps.	—	Ps.	—	Ps.	10,636
Machinery, equipment and improvements on leased assets		37,645		9,078		—		—		46,723
Improvements to concession assets		511,166		56,331		—		—		567,497
Airport concessions and rights to use airport facilities		4,461,211		130,905		—		—		4,592,116
Other acquired rights		130,776		8,492		—		—		139,268
Derivative financial instruments		(30,667)		(8,825)		—		—		(39,492)
Other assets		387		58		—		—		445
Tax loss carryforwards		170,990		(57,733)		—		—		113,257
Employee benefits		27,257		(5,236)		—		5,784		27,805
Accruals		12,966		1,058		—		—		14,024
Recoverable tax on assets		25,342		54,444		(79,786)		—		—
Total deferred tax asset	Ps.	5,354,282	Ps.	191,999	Ps.	(79,786)	Ps.	5,784	Ps.	5,472,279

	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	10,636	Ps.	195	Ps.	—	Ps.	10,831
Machinery, equipment and improvements on leased assets		46,723		3,867		—		50,590
Improvements to concession assets		567,497		37,554		—		605,051
Airport concessions and rights to use airport facilities		4,592,116		62,386		—		4,654,502
Other acquired rights		139,268		4,328		—		143,596
Derivative financial instruments		(39,492)		44,931		76,931		82,370
Other assets		445		4		—		449
Tax loss carryforwards		113,257		(61,953)		—		51,304
Employee benefits		27,805		4,901		(2,333)		30,373
Accruals		14,024		5,854		—		19,878
Total deferred tax asset	Ps.	5,472,279	Ps.	102,067	Ps.	74,598	Ps.	5,648,944

	Balance as of January 1, 2020		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2020
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	10,831	Ps.	18,647	Ps.	—	Ps.	29,478
Machinery, equipment and improvements on leased assets		50,590		5,708		—		56,298
Improvements to concession assets		605,051		52,421		—		657,472
Airport concessions and rights to use airport facilities		4,654,502		36,880		—		4,691,382
Other acquired rights		143,596		3,384		—		146,980
Derivative financial instruments		82,370		15,030		128,148		225,548
Other assets		449		(134)		—		315
Tax loss carryforwards		51,304		44,582		—		95,886
Employee benefits		30,373		(1,487)		12,561		41,447
Accruals		19,878		1,679		—		21,557
Total deferred tax asset	Ps.	5,648,944	Ps.	176,710	Ps.	140,709	Ps.	5,966,363

Summary of Reconciliation of Changes in Deferred Tax Liabilities
	Balance as of January 1, 2018		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(822)	Ps.	5,220	Ps.	(5,218)	Ps.	(820)
Machinery, equipment and improvements on leased assets		(103,782)		6,998		288		(96,496)
Improvements to concession assets		(2,008)		97		6		(1,905)
Airport concessions		(748,879)		46,399		2,312		(700,168)
Accruals		16,238		(2,263)		483		14,458
Total deferred tax liability	Ps.	(839,253)	Ps.	56,451	Ps.	(2,129)	Ps.	(784,931)

	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(820)	Ps.	-	Ps.	(349)	Ps.	(1,169)
Machinery, equipment and improvements on leased assets		(96,496)		(74,659)		94,274		(76,881)
Improvements to concession assets		(1,905)		97		96		(1,712)
Airport concessions		(700,168)		46,461		37,956		(615,751)
Accruals		14,458		90,374		(91,228)		13,604
Total deferred tax liability	Ps.	(784,931)	Ps.	62,273	Ps.	40,749	Ps.	(681,909)

	Balance as of January 1, 2020		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2020
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(1,169)	Ps.	(3,525)	Ps.	3,813	Ps.	(881)
Machinery, equipment and improvements on leased assets		(76,881)		32,937		(31,318)		(75,262)
Improvements to concession assets		(1,712)		107		(126)		(1,731)
Airport concessions		(615,751)		51,834		(26,484)		(590,401)
Accruals		13,604		(2,656)		1,848		12,796
Total deferred tax liability	Ps.	(681,909)	Ps.	78,697	Ps.	(52,267)	Ps.	(655,479)